FAIR VALUE MEASUREMENT (Details 2) (Post-acquisition settlement consideration contingency, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Post-acquisition settlement consideration contingency
Reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs
Fair value at the beginning of the period	16,569
Changes in fair value	7,158	16,569
Paid	(4,834)
Waiver of loans receivables from the sellers	(18,893)
Fair value at the end of the period		16,569